Operating expenses	12 Months Ended
Oct. 31, 2020
Disclosure Of Operating Expenses [Abstract]
Operating expenses [Text Block]

16. Operating expenses

(a)    General and administrative

The components of general and administrative expenses are as follows:

	2020	2019	2018
General and administrative	$49,702	$56,720	$63,936
Rent and occupancy	37,153	64,647	70,674
Office insurance	2,024	26,812	117,615
Investor relations, listing and filing fees	49,537	49,029	53,113
Loss on settlement of accounts payable	15,591	—	—
	$154,007	$197,208	$305,338

(b) Professional, other fees and salaries

The components of professional, other fees and salaries expenses are as follows:

	2020	2019	2018
Professional fees	$148,926	$157,354	$165,685
Consulting fees	138,123	53,845	316,815
Salaries and benefits	175,075	230,782	264,780
	$462,124	$441,981	$747,280

(i) Wage subsidy

The Canada Emergency Wage Subsidy (CEWS) was announced by the Government of Canada on March 27, 2020 to enable companies negatively impacted by COVID-19 to re-hire workers. Under this program, qualifying businesses can receive up to 75% of their employees’ wages, with employers being encouraged to provide the remaining 25%.

For the year ended October 31, 2020, the Company recognized $85,455 CDN ($63,792 USD) of wage subsidy under this program, which has been recorded as a reduction of salaries expenses in the consolidated statements of operations and comprehensive loss. This program has been extended until March 2021.